Balance Sheets (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2014	Jun. 30, 2014 Series A Preferred Stock [Member]	Jun. 30, 2014 Series B Preferred Stock [Member]	Dec. 31, 2013 Audited [Member]	Dec. 31, 2012 Audited [Member]	Dec. 31, 2013 Audited [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Audited [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Audited [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Audited [Member] Series B Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		493,339	10,000,000			493,339	493,339	10,000,000	10,000,000
Preferred stock, shares issued		493,339	5,336,099			493,339	493,339	5,336,099	5,336,099
Preferred stock, shares outstanding		493,339	5,336,099			493,339	493,339	5,336,099	5,336,099
Preferred stock, liquidation preference		$ 881,103	$ 23,585,557			$ 881,103	$ 881,103	$ 23,585,557	$ 23,585,557
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000			20,000,000	20,000,000
Common stock, shares issued	5,098,661			5,098,661	5,098,661
Common stock, shares outstanding	5,098,661			5,098,661	5,098,661